INSURANCE (Tables)	12 Months Ended
Dec. 31, 2020
INSURANCE
Summary of assets and liabilities related to insurance activities

	12/31/2020	12/31/2019
Assets related to insurance contracts (Loans and other financing)
Receivables premius	590,044	618,048
Commissions receivables	2,023	—
Total	592,067	618,048

Liabilities related to insurance contracts (Other non-financial liabilities)
Debt with insured	136,124	185,380
Debt with reinsurers	11,731	55,239
Debt with co-insurers	—	2,317
Debt with producers	183,809	204,734
Technical commitments	221,719	236,877
Outstanding claims paid by re-insurance companies (regularizer)	(9,059)	(655)
Total	544,324	683,892

Debt with insured
Property insurance
Direct administrative insurance	18,158	15,305
Direct insurance in mediation	25	1,089
Claims settled to pay	293	1,199
Claims occurred and not reported - IBNR	9,794	20,093
Life insurance
Direct administrative insurance	64,506	56,181
Direct insurance in judgments	1,418	1,688
Direct insurance in mediation	886	2,501
Claims settled to pay	19,164	27,525
Claims occurred and not reported - IBNR	21,880	59,799
Total	136,124	185,380

Debt with producers
Producers currenct account	39,274	38,456
Commisions for premiums receivable	144,535	166,278
Total	183,809	204,734

Technical commitments
Course and similar risk
Premiums and surcharges	221,714	236,825
Premium insufficiency	5	52
Total	221,719	236,877